Consolidated Statements of Profit or Loss and Other Comprehensive Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Profit or Loss and Other Comprehensive Income
Loss for the year	¥ (1,654,900)	¥ (2,516,808)	¥ (1,949,101)
Other comprehensive income for the year (net of nil tax): Items that will not be reclassified to profit or loss:
Exchange differences on translation of financial statements of foreign operations	(122,030)	38,364	(73,323)
Other comprehensive income for the year	(122,030)	38,364	(73,323)
Total comprehensive income for the year	(1,776,930)	(2,478,444)	(2,022,424)
Total comprehensive income attributable to shareholders of the Company	¥ (1,776,930)	¥ (2,478,444)	¥ (2,022,424)